Consolidated Statement of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance, beginning at Dec. 31, 2012	$ 32	$ (2,964)	$ 23,854	$ 2,766	$ 747	$ 24,435
Balance, beginning, shares at Dec. 31, 2012	3,192
Net income				55		55
Other comprehensive income (loss)					(907)	(907)
Common dividend declared				(58)		(58)
Balance, ending at Dec. 31, 2013	32	(2,964)	23,854	2,763	(160)	23,525
Balance, beginning, shares at Dec. 31, 2013	3,192
Net income				2,249		2,249
Exchange of Alpena Banking Corp Stock	8		4,410			4,418
Exchange of Alpena Banking Corp Stock, shares	843
Other comprehensive income (loss)					591	591
Common dividend declared				(247)		(247)
Balance, ending at Dec. 31, 2014	$ 40	$ (2,964)	$ 28,264	$ 4,765	$ 431	$ 30,536
Balance, ending, shares at Dec. 31, 2014	4,035